Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 10, 2023
Entity Registrant Name	GMO Trust
Entity Central Index Key	0000772129
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 10, 2023
Document Effective Date	Feb. 11, 2023
Prospectus Date	Feb. 11, 2023